Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine ETF Trust
Entity Central Index Key	0001886172
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000232947
Shareholder Report [Line Items]
Fund Name	DoubleLine Opportunistic Core Bond ETF
Trading Symbol	DBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF (formerly known as DoubleLine Opportunistic Bond ETF) for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBND	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Opportunistic Core Bond ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 2.88% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Opportunistic Core Bond ETF (DBND)	Bloomberg US Aggregate Bond Index
3/31/2022	$10,000	$10,000
9/30/2022	$9,248	$9,078
9/30/2023	$9,315	$9,136
9/30/2024	$10,526	$10,193
9/30/2025	$10,860	$10,487

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	3.41%	2.40%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 558,660,841
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 1,968,534
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,660,841 Number of Portfolio Holdings984 Portfolio Turnover Rate39% Net Investment Advisory Fees$1,968,534
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	23.6
US Government and Agency Obligations	21.4
US Corporate Bonds	14.3
Non-Agency Residential Collateralized Mortgage Obligations	9.1
Asset Backed Obligations	8.7
Foreign Corporate Bonds	7.5
Non-Agency Commercial Mortgage Backed Obligations	4.3
Affiliated Mutual Funds	3.3
Collateralized Loan Obligations	3.2
Bank Loans	2.4
Short-Term Investments	2.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4
Other	-0.3

Credit Quality Breakdown (% of Net Assets)

Government	23.9
Agency	22.0
AAA	11.5
AA	3.6
A	9.2
BBB	15.6
BB	5.7
B	3.6
CCC and Below	0.8
Unrated Securities	2.3
Other	1.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 0.63%, 08/15/2030	6.1
U.S. Treasury Notes, 0.88%, 11/15/2030	5.3
U.S. Treasury Notes, 0.63%, 05/15/2030	4.2
U.S. Treasury Bonds, 1.38%, 11/15/2040	3.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	1.1
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	1.1
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.0
PRPM Trust, Series 2025-NQM4-M1, 5.83%, 07/25/2070	0.9

C000232948
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller CAPE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 117, 201); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equities ETF
Trading Symbol	CAPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CAPE	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Shiller CAPE® U.S. Equities ETF posted positive performance but underperformed the benchmark S&P 500® Index return of 17.60% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE)	S&P 500® Index
3/31/2022	$10,000	$10,000
9/30/2022	$8,024	$7,980
9/30/2023	$9,586	$9,705
9/30/2024	$12,131	$13,233
9/30/2025	$13,530	$15,562

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	11.23%	9.01%
S&P 500® Index	17.60%	13.45%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 330,950,121
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 2,214,550
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,950,121 Number of Portfolio Holdings155 Portfolio Turnover Rate255% Net Investment Advisory Fees$2,214,550
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Communication Services	26.0
Materials	24.4
Financials	24.3
Consumer Staples	24.2
Real Estate	0.7
Short-Term Investment	0.3
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$20.63
Average Mkt Cap ($B)	$101.37
Price-to-EarningsFootnote Reference1	21.84%
Price-to-Book	3.26%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Meta Platforms, Inc. - Class A	4.5
Linde plc	4.0
Alphabet, Inc. - Class A	3.2
Alphabet, Inc. - Class C	2.6
Walmart, Inc.	2.6
Costco Wholesale Corp.	2.4
Procter & Gamble Co. (The)	2.1
Welltower, Inc.	2.0
Prologis, Inc.	2.0
Netflix, Inc.	1.9

C000241667
Shareholder Report [Line Items]
Fund Name	DoubleLine Commercial Real Estate ETF
Trading Symbol	DCRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCRE	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Commercial Real Estate ETF outperformed the benchmark Bloomberg US Aggregate 1-3 Year Index return of 4.14% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Commercial Real Estate ETF (DCRE)	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
9/30/2023	$10,291	$10,037	$9,136
9/30/2024	$11,177	$10,763	$10,193
9/30/2025	$11,780	$11,209	$10,487

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	5.60%	6.80%
Bloomberg US Aggregate 1-3 Year Index	4.14%	4.66%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance Inception Date	Mar. 31, 2023
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 317,907,759
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 1,015,793
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$317,907,759 Number of Portfolio Holdings245 Portfolio Turnover Rate66% Net Investment Advisory Fees$1,015,793
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	64.4
Collateralized Loan Obligations	19.8
US Government and Agency Mortgage Backed Obligations	13.9
Short-Term Investments	2.4
Non-Agency Residential Collateralized Mortgage Obligations	0.7
Other	-1.2

Credit Quality Breakdown (% of Net Assets)

Agency	13.9
AAA	73.9
AA	6.3
A	4.7
Other	1.2
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

BANK5, Series 2023-5YR2-A3, 6.66%, 07/15/2056	2.0
FNMA, Pool BZ3936, 4.78%, 05/01/2030	2.0
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.5
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	1.3
FNMA, Pool BZ0638, 4.82%, 04/01/2029	1.3
FHLMC, Multifamily Structured Pass-Through Certificates, Series K088-A2, 3.69%, 01/25/2029	1.3
ACRES LLC, Series 2025-FL3-A (CME Term SOFR 1 Month + 1.62%), 5.75%, 08/18/2040	1.3
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	1.2
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	1.2
GPMT Ltd., Series 2021-FL4-A (CME Term SOFR 1 Month + 1.46%, 1.35% Floor), 5.60%, 12/15/2036	1.1

C000241668
Shareholder Report [Line Items]
Fund Name	DoubleLine Mortgage ETF
Trading Symbol	DMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DMBS	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Mortgage ETF outperformed the benchmark Bloomberg US Mortgage-Backed Securities Index return of 3.39% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Mortgage ETF (DMBS)	Bloomberg US Mortgage-Backed Securities (MBS) Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
9/30/2023	$9,545	$9,533	$9,136
9/30/2024	$10,712	$10,707	$10,193
9/30/2025	$11,110	$11,070	$10,487

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	3.82%	4.30%
Bloomberg US Mortgage-Backed Securities (MBS) Index	3.39%	4.14%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance Inception Date	Mar. 31, 2023
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 533,603,676
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 1,569,567
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$533,603,676 Number of Portfolio Holdings168 Portfolio Turnover Rate247% Net Investment Advisory Fees$1,569,567
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	91.8
Non-Agency Residential Collateralized Mortgage Obligations	14.5
Short-Term Investments	0.2
Other	-6.5

Credit Quality Breakdown (% of Net Assets)

Government	5.5
Agency	79.2
AAA	2.4
AA	0.2
A	0.8
BBB	11.1
Other	0.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.50%, 10/25/2055	3.4
FNMA UMBS, Pool FA2724, 5.50%, 09/01/2055	2.8
FHLMC UMBS, Pool SD8492, 5.00%, 01/01/2055	2.7
FNMA UMBS, Pool FA1962, 5.50%, 02/01/2055	2.5
FHLMC UMBS, Pool QD7607, 2.00%, 02/01/2052	2.5
FNMA UMBS, Pool FM8731, 2.00%, 09/01/2051	2.4
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.50%, 10/25/2055	2.4
FNMA UMBS, Pool FA2752, 2.50%, 07/01/2052	2.1
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 3.00%, 10/25/2055	1.9
FHLMC UMBS, Pool SL0810, 5.50%, 04/01/2055	1.8

C000247709
Shareholder Report [Line Items]
Fund Name	DoubleLine Commodity Strategy ETF
Trading Symbol	DCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCMT	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Commodity Strategy ETF underperformed the Bloomberg Commodity Total Return Index return of 8.88% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Commodity Strategy ETF (DCMT)	Bloomberg Commodity Total Return Index	S&P 500® Index
1/31/2024	$10,000	$10,000	$10,000
9/30/2024	$10,116	$10,544	$12,006
9/30/2025	$10,985	$11,480	$14,119

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception January 31, 2024
Total Return based on NAV	8.44%	5.69%
Bloomberg Commodity Total Return Index	8.88%	8.64%
S&P 500® Index	17.60%	23.01%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,583,063
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 141,412
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,583,063 Number of Portfolio Holdings5 Portfolio Turnover Rate82% Net Investment Advisory Fees$141,412
Holdings [Text Block]

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	89.5
Cash	10.5

Commodity Exposure (% of Net Assets)

Energy	40.4
Agriculture	24.4
Precious Metals	12.8
Livestock	11.6
Industrial Metals	10.8
The Fund gained exposure to these allocations through the use of swap contracts.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 11/06/2025	51.7
U.S. Treasury Bills, 0.00%, 11/13/2025	37.8
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	5.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	5.5

C000247710
Shareholder Report [Line Items]
Fund Name	DoubleLine Fortune 500 Equal Weight ETF
Trading Symbol	DFVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 10/1/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DFVE	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Fortune 500 Equal Weight ETF underperformed the Barclays Fortune 500 Equal Weighted Total Return Index return of 10.48% on a net asset value basis. The Fund outperformed the S&P 500 Equal Weight Index return of 7.85% on a net asset value basis. The Fund underperformed the S&P 500® Index return of 17.60% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Fortune 500 Equal Weight ETF (DFVE)	Barclays Fortune 500 Equal Weighted Total Return Index	S&P 500 Equal Weight Index
1/31/2024	$10,000	$10,000	$10,000
9/30/2024	$11,697	$11,730	$11,611
9/30/2025	$12,893	$12,960	$12,522

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception January 31, 2024
Total Return based on NAV	10.20%	16.44%
Barclays Fortune 500 Equal Weighted Total Return Index	10.48%	16.84%
S&P 500 Equal Weight Index	7.85%	14.46%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 16,988,736
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 29,255
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,988,736 Number of Portfolio Holdings451 Portfolio Turnover Rate17% Net Investment Advisory Fees$29,255
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Industrials	17.2
Consumer Discretionary	15.6
Financials	15.0
Health Care	10.1
Information Technology	9.9
Consumer Staples	8.9
Materials	5.8
Energy	5.5
Utilities	5.4
Communication Services	5.1
Real Estate	1.3
Short-Term Investment	0.1
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$33.71
Average Mkt Cap ($B)	$122.70
Price-to-EarningsFootnote Reference1	16.66%
Price-to-Book	2.58%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

EchoStar Corp. - Class A	0.6
Dick's Sporting Goods, Inc.	0.4
Warner Bros Discovery, Inc.	0.4
Western Digital Corp.	0.3
Micron Technology, Inc.	0.3
United Natural Foods, Inc.	0.3
Intel Corp.	0.3
Macy's, Inc.	0.3
Lam Research Corp.	0.3
Lumen Technologies, Inc.	0.3

C000255273
Shareholder Report [Line Items]
Fund Name	DoubleLine Multi-Sector Income ETF
Trading Symbol	DMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF for the period of 11/29/2024 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DMX	$42	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

From inception through September 30, 2025, the DoubleLine Multi-Sector Income ETF outperformed the benchmark Bloomberg US Universal Total Return Index return of 4.70% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Multi-Sector Income ETF (DMX)	Bloomberg US Universal Total Return Index
11/29/2024	$10,000	$10,000
12/31/2024	$10,047	$9,849
3/31/2025	$10,107	$10,111
6/30/2025	$10,385	$10,252
9/30/2025	$10,602	$10,470

Average Annual Return [Table Text Block]

Annual Performance (%)

Since Inception November 29, 2024
Total Return based on NAV	5.81%
Bloomberg US Universal Total Return Index	4.70%

Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,645,976
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 146,181
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,645,976 Number of Portfolio Holdings424 Portfolio Turnover Rate54% Net Investment Advisory Fees$146,181
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Corporate Bonds	38.2
Bank Loans	26.4
Non-Agency Residential Collateralized Mortgage Obligations	10.3
Non-Agency Commercial Mortgage Backed Obligations	8.7
Collateralized Loan Obligations	6.2
Short-Term Investments	6.0
Asset Backed Obligations	3.5
Foreign Corporate Bonds	3.4
Other	-2.7

Credit Quality Breakdown (% of Net Assets)

Investment Grade	33.6
Below Investment Grade	61.8
Unrated	1.3
Other	3.3
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	3.0
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	3.0
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 7.28%, 07/19/2031	1.9
Verus Securitization Trust, Series 2025-5-B1, 7.06%, 06/25/2070	1.4
Verus Securitization Trust, Series 2025-6-B1, 6.87%, 07/25/2070	1.4
Verus Securitization Trust, Series 2024-9-B1, 6.85%, 11/25/2069	1.2
Verus Securitization Trust, Series 2025-2-B1, 6.97%, 03/25/2070	1.2
OBX Trust, Series 2024-NQM18-M1, 6.17%, 10/25/2064	1.2
OBX Trust, Series 2024-NQM17-M1, 6.65%, 11/25/2064	1.1
Verus Securitization Trust, Series 2025-1-B1, 7.01%, 01/25/2070	0.9

C000257761
Shareholder Report [Line Items]
Fund Name	DoubleLine Asset-Backed Securities ETF
Trading Symbol	DABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF for the period of 2/28/2025 to 9/30/2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DABS	$23	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote**	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

From inception through September 30, 2025, the DoubleLine Asset-Backed Securities ETF outperformed the benchmark ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index return of 3.04% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Asset-Backed Securities ETF (DABS)	ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index	Bloomberg US Agg 1-5 Yr USD Unhedged	Bloomberg US Aggregate Bond Index
2/28/2025	$10,000	$10,000	$10,000	$10,000
3/31/2025	$10,031	$10,021	$10,049	$10,004
4/30/2025	$10,069	$10,067	$10,138	$10,043
5/31/2025	$10,114	$10,083	$10,117	$9,971
6/30/2025	$10,242	$10,160	$10,201	$10,124
7/31/2025	$10,269	$10,174	$10,194	$10,098
8/31/2025	$10,397	$10,270	$10,304	$10,219
9/30/2025	$10,449	$10,304	$10,334	$10,330

Average Annual Return [Table Text Block]

Annual Performance (%)

Since Inception February 28, 2025
Total Return based on NAV	4.35%
ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index	3.04%
Bloomberg US Agg 1-5 Yr USD Unhedged	3.34%
Bloomberg US Aggregate Bond Index	3.30%

Performance Inception Date	Feb. 28, 2025
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,445,510
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 115,620
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$73,445,510 Number of Portfolio Holdings101 Portfolio Turnover Rate31% Net Investment Advisory Fees$115,620
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Data Infrastructure	22.94
Consumer Loans	20.79
Aircraft	20.47
Whole Business	11.57
Auto Loans	8.81
Residential Solar	5.35
Home Improvement	3.85
Student Loans	1.93
Other	1.52
Cash	1.00
Commercial Solar	0.68
Timeshare	0.49
Container	0.47
Railcar	0.13

Credit Quality Breakdown (% of Net Assets)

AAA	8.7
AA	10.0
A	34.4
BBB	45.0
Not Rated	0.9
Other	1.0
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	2.9
Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	2.1
Sabey Data Center Issuer LLC, Series 2025-2-A2, 5.97%, 04/20/2050	2.1
Carvana Auto Receivables Trust, Series 2021-P2-C, 1.60%, 06/10/2027	2.1
Cherry Securitization Trust, Series 2024-1A-A, 5.70%, 04/15/2032	2.1
Affirm Asset Securitization Trust, Series 2024-B-A, 4.62%, 09/15/2029	2.1
Upstart Securitization Trust, Series 2025-3-B, 5.02%, 09/20/2035	2.0
Upstart Securitization Trust, Series 2025-3-C, 5.43%, 09/20/2035	2.0
QTS Issuer ABS II LLC, Series 2025-1A-B, 5.78%, 10/05/2055	2.0
Castlelake Aircraft Structured Trust, Series 2025-1A-B, 6.50%, 02/15/2050	2.0